Consolidated statements of comprehensive income (loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Other comprehensive income (loss), taxes	$ 226	$ 0	$ 0